Condensed Interim Consolidated Statements of net Loss and Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 868,426	$ 627,920	$ 1,744,170	$ 2,909,754
Cost of sales	344,091	877,007	610,725	1,232,107
Gross profit (loss)	524,335	(249,087)	1,133,444	1,677,647
Selling expenses	105,244	222,913	222,564	372,429
Administrative expenses	1,944,688	792,546	3,729,024	2,088,174
Share-based compensation		(691,924)		(691,924)
Financial expenses	728,574	2,173,311	1,356,884	4,196,101
Research and development costs, net of $8,152 in tax credits for the three-month period ended June 30, 2026, $11,981 for the six-month period ended June 30, 2026 ($(26,358) for the three-month period ended June 30, 2025, $(149) for the six-month period ended June 30, 2025)	327,101	330,241	640,811	536,745
	3,105,607	2,827,086	5,949,283	6,501,525
Loss before other gain	(2,581,272)	(3,076,173)	(4,815,839)	(4,823,878)
Other income (expenses):
Gain / (loss) on debt settlement		(110,491)	189,901	(133,965)
Gain / (loss) on write -off of assets		(44,245)		(44,245)
Gain / (loss) on modification of contract		(296,722)		(302,146)
		(451,457)	189,901	(480,355)
Loss before income taxes	(2,581,272)	(3,527,631)	(4,625,938)	(5,304,233)
Income tax expense
Income tax		15,319		15,027
Net loss for the period	(2,581,272)	(3,542,950)	(4,625,938)	(5,319,261)
Other comprehensive income (expense):
Foreign exchange difference on translation of foreign operations	(803,318)	488,459	(803,318)	488,459
Total comprehensive loss for the period	$ (3,384,590)	$ (3,054,491)	$ (5,429,256)	$ (4,830,802)
Loss per share (Note 16)
Basic and diluted loss per share	$ (0.20)	$ (15.65)	$ (0.35)	$ (23.50)
Weighted average number of outstanding common shares	13,084,716	226,335	13,082,205	226,335